INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS

The following table summarises our intangible assets and capitalized software development costs at March 31, 2022 and 2021:

	March 31,
	2022 ($)	2021 ($)
Patents and licenses	1,084,081	516,935
Less accumulated amortization	(186,927)	(125,437)
	897,154	391,498

Software development costs	583,826	663,758

	1,480,980	1,055,256

Amortization expensed within the consolidated statements of operations and comprehensive loss relating to intangible assets for the years ended March 31, 2022 and 2021 was approximately $92,000 and $29,000, respectively.

Assuming a constant currency, the following table represents the estimated amortization for intangible assets relating to patents and licenses for the years ending March 31; no amortization has been estimated for software development as this is considered to be work-in-progress and the final costs are yet to be determined:

($)
2023	174,964
2024	173,910
2025	173,857
2026	149,783
2027	98,307
Thereafter	126,333
Total future net intangible amortization expense	897,154